Preferred Stock	12 Months Ended
Sep. 27, 2013
Equity [Abstract]
Preferred Stock

17. PREFERRED STOCK

Upon completion of the IPO in March 2012, all outstanding shares of preferred stock were converted to common stock. Since that date, common stock is the only outstanding capital stock.

In December 2010, the Company authorized 34,169,560 shares and issued 34,169,559.75 shares of Class B preferred stock (Class B) to new investors for $120.0 million in gross proceeds and net proceeds of $118.7 million. In connection with the Class B issuance, the Company also issued warrants to the new investors to purchase 1,281,358 shares of common stock for $14.05 per share. The warrants expire December 21, 2020, or earlier as per the terms of the agreement, including within 10 days following consummation of a sale of all or substantially all assets or capital stock or other equity securities of the Company, including by merger consolidation, recapitalization, or similar transactions, if not otherwise exercised.

Prior to cancellation in connection with the IPO, the Class A preferred stock (Class A) and Class B preferred stock had preferential voting, dividend, redemption and other rights superior to common stock. Each share of Class A and Class B automatically converted into .25 shares of common stock on the completion of the IPO.

Qualified Public Offering or QPO Preference—The Class B stockholders were eligible to receive a preference payment based upon a formula that resulted in $60.0 million being paid to the Class B stockholders upon the close of the IPO on March 20, 2012.

The Class B was recorded outside of permanent stockholders’ equity as mezzanine equity due to the existence of the optional redemption rights. As a result of the amendments to the preference rights of Class A described above, the Company reclassified the Class A from stockholders’ equity to mezzanine equity in December 2010. The reclassification was made at the issuance date fair value, which aggregated $106.4 million.

The Company initially recorded the carrying value of the Class B as the total gross proceeds from the issuance less issuance costs, the fair value of the warrants (see Note 18) and the fair value of the Class B Conversion Liability discussed further below. The Company accreted the carrying value of the redeemable securities, including the Class B, to their redemption values using the effective interest method over the period from issuance to earliest redemption date. The accretion was recorded as an increase in the carrying value of the redeemable securities and a reduction to additional paid in capital, or in the absence of such, as an increase in the accumulated deficit.

A summary of the allocation of proceeds to and changes in the carrying value of the Class B follows (in thousands):

	Shares	Amount
Balance—October 2, 2010		$—
Issuance of Class B redeemable
Issuance of Class B redeemable convertible preferred stock	34,170	120,000

Less:
Issuance costs		(1,321)
Fair value of common stock warrant		(5,656)
Fair value of Class B conversion liability		(41,641)

Initial recorded value		71,382
Accretion		4,236

Balance—September 30, 2011		75,618
Accretion		2,616
Reclassification upon conversion of Class B to common stock		(78,234)

Balance—September 28, 2012		$—

Class B Conversion Liability—The Class B redemption right allowed the holders to elect to receive a greater redemption amount related to the fair value of the Company’s common stock. This feature and the QPO Preference are embedded derivatives not deemed clearly and closely related to the host contract, Class B, due to, among other things, the potential cash settlement of both features. The embedded derivatives have been aggregated for financial reporting purposes. Accordingly, the embedded derivatives require separate accounting from the Class B. Upon issuance of the Class B, the estimated fair values of these embedded derivatives were bifurcated from the remainder of the Class B proceeds and recorded as long-term liabilities in the accompanying consolidated financial statements. Prior to March 2012, the carrying values of the embedded derivatives were adjusted to fair value at the end of each reporting period and the changes in fair value recognized in the statements of operations. The Class B conversion liabilities were settled upon the closing of the Company’s IPO in March 2012. The following is a summary of the changes in the carrying value of the Class B conversion liability (in thousands):

Balance—October 2, 2010	$—
Estimated fair value upon issuance	41,641
Change in estimated fair value	39,737

Balance—September 30, 2011	81,378
Change in estimated fair value	44,119
Payment of Class B preference	(60,000)
Reclassification upon conversion of Class B to common stock	(65,497)

Balance—September 28, 2012	$—